Document and Entity Information	21 Months Ended
Sep. 30, 2011
Document and Entity Information
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	Sep. 30, 2011
Trading Symbol	csay
Entity Registrant Name	China SHESAYS Medical Cosmetology Inc.
Entity Central Index Key	0001401371
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY